Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Charges
Beginning Balance	$ 215	$ 285	$ 427
Restructuring charges	119.0	96.0	185.0
Payments	(129)	(155)	(332)
Other non-cash	(5)	(11)	5
Ending Balance	200	215	285
U S Card Services [Member]
Restructuring Charges
Restructuring charges	(10.0)
International Card Services [Member]
Restructuring Charges
Restructuring charges	29.0
Global Commercial Services [Member]
Restructuring Charges
Restructuring charges	37.0
Global Network And Merchant Services [Member]
Restructuring Charges
Restructuring charges	(1.0)
Corporate and Other [Member]
Restructuring Charges
Restructuring charges	64.0
Severance [Member]
Restructuring Charges
Beginning Balance	199	253	365
Restructuring charges	96.0	98.0	161.0
Payments	(121)	(141)	(287)
Other non-cash	(4)	(11)	14
Ending Balance	170	199	253
Other Terminations [Member]
Restructuring Charges
Beginning Balance	16	32	62
Restructuring charges	23.0	(2.0)	24.0
Payments	(8)	(14)	(45)
Other non-cash	(1)	0	(9)
Ending Balance	$ 30	$ 16	$ 32